Schedule of Investments March 31, 2020 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 88.9%
Banks - 12.1%
Bank of N.T. Butterfield & Son	29,700	$505,791
Brookline Bancorp	103,500	1,167,480
Central Pacific Financial	50,700	806,130
Central Valley Community Bancorp	31,200	406,848
Citigroup	9,670	407,300
Comerica	23,400	686,556
Dime Community Bancshares	64,800	888,408
HarborOne Bancorp *	149,844	1,128,325
HomeTrust Bancshares	33,490	533,161
Kearny Financial	113,726	976,906
KeyCorp	78,400	813,008
OceanFirst Financial	53,000	843,230
PCSB Financial	108,100	1,512,319
PNC Financial Services Group	7,400	708,328
Waterstone Financial	86,750	1,261,345
Western New England Bancorp	82,585	558,275
		13,203,410
Consumer Discretionary - 6.1%
Darden Restaurants	18,500	1,007,510
eBay	63,300	1,902,798
Home Depot	12,750	2,380,552
Noodles & Company *	288,612	1,359,363
		6,650,223
Consumer Staples - 11.8%
Church & Dwight	30,100	1,931,818
Coca-Cola	28,500	1,261,125
Colgate-Palmolive	32,000	2,123,520
JM Smucker	10,950	1,215,450
Mondelez International, Class A	36,300	1,817,904
Nestle	25,600	2,645,112
Swedish Match	16,900	970,346
Tootsie Roll Industries	25,382	912,738
		12,878,013
Diversified Financial Services - 3.6%
CBOE Global Markets	16,200	1,445,850
Eaton Vance	15,200	490,200
Federated Investors, Class B	59,700	1,137,285
Invesco	48,100	436,748
Jefferies Financial Group	29,000	396,430
		3,906,513

Energy - 2.2%
Devon Energy	44,000	304,040
Hess	31,000	1,032,300
Parsley Energy	62,800	359,844
Schlumberger	43,300	584,117
Suncor Energy	6,100	96,380
		2,376,681
Healthcare - 5.4%
AstraZeneca - ADR	13,700	611,842
Johnson & Johnson	13,250	1,737,473
Medtronic	16,800	1,515,024
Merck & Co.	26,848	2,065,685
		5,930,024
Industrials - 3.9%
CIRCOR International *	18,900	219,807
Landstar System	8,750	838,775
Moog	12,200	616,466
Pentair	44,200	1,315,392
Regal Beloit	19,600	1,233,820
		4,224,260
Information Technology - 11.5%
FARO Technologies *	32,800	1,459,600
FLIR Systems	50,700	1,616,823
Leidos Holdings	23,450	2,149,192
Littelfuse	13,700	1,827,854
Maxim Integrated Products	46,350	2,253,074
Microsoft	8,400	1,324,764
Paychex	24,450	1,538,394
Xilinx	5,250	409,185
		12,578,886
Insurance Brokers - 5.9%
Arthur J. Gallagher & Co.	22,500	1,833,975
Brown & Brown	128,150	4,641,593
		6,475,568
Life & Health Insurance - 6.5%
Aflac	37,500	1,284,000
Globe Life	46,000	3,310,620
Primerica	12,150	1,075,032
Voya Financial	34,700	1,407,085
		7,076,737
Materials - 2.9%
Domtar	19,300	417,652
Kinross Gold *	82,500	328,350
Newmont Goldcorp	48,150	2,180,232
Victoria Gold *	59,186	261,898
		3,188,132

Property & Casualty Insurance - 12.1%
Cincinnati Financial	26,550	2,003,198
Hanover Insurance Group	14,100	1,277,178
Kemper	27,800	2,067,486
Lancashire Holdings	203,300	1,566,876
Mercury General	60,500	2,463,560
Safety Insurance Group	21,300	1,798,359
Selective Insurance Group	42,350	2,104,795
		13,281,452
Real Estate - 1.1%
Cousins Properties	32,723	957,802
Howard Hughes *	5,900	298,068
		1,255,870
Reinsurance - 3.8%
RenaissanceRe Holdings	27,600	4,121,232
Total Common Stocks
(Cost $98,377,075)		97,147,001

SHORT-TERM INVESTMENT - 9.6%
First American Treasury Obligations Fund, Class X, 0.330%^
(Cost $10,442,511)	10,442,511	10,442,511

Total Investments - 98.5%
(Cost $108,819,586)		107,589,512
Other Assets and Liabilities, Net - 1.5%		1,633,828
Total Net Assets - 100.0%		$109,223,340

*	Non-income producing security
^	The rate shown is the seven-day yield effective March 31, 2020.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$97,147,001	$-	$-	$97,147,001
Short-Term Investment	10,442,511	-	-	10,442,511
Total Investments	$107,589,512	$-	$-	$107,589,512

Refer to each Fund's Schedule of Investments for further sector breakout.